Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets, Carrying amount:
Policy loans	$ 338	$ 275
Financial liabilities, Carrying amount :
Investment contracts	448,009	465,891
Financial assets, Fair value:
Policy loans	338	275
Financial liabilities, Fair value:
Investment contracts	448,876	466,527
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans	338	275
Fair Value, Inputs, Level 3
Financial liabilities, Fair value:
Investment contracts	$ 448,876	$ 466,527